Reporting entity and organization (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure of reporting entity and organization [Abstract]
Disclosure of entities subsidiaries and affiliates [Text Block]
As of June 30, 2018, the Company’s subsidiaries and consolidated affiliated entities are as follows:

Subsidiary	Place and year of establishment	Legal ownership	Principle activities
Hailiang Education (HK) Limited (“Hailiang HK”)	Hong Kong, China, 2011	100%	Investment holding
Hailiang Consulting	Zhejiang, China, 2011	100%	Investment holding and school management
Ningbo Hailiang	Zhejiang, China, 2017	100%	School logistics management
Ningbo Haoliang	Zhejiang, China, 2017	100%	School management
Zhuji Hotel	Zhejiang, China, 2017	100%	Hotel management
Hailiang Sports	Zhejiang, China, 2018	100%	Sports activities consulting
Haibo Education	Jiangxi, China, 2018	56%	Educational training
Haibo Logistics	Jiangxi, China, 2018	56%	School management

Consolidated affiliated entities	Place and year of establishment	Legal ownership	Principle activities
Hailiang Management (previously named “Zhejiang Hailiang Education Investment Group Co., Ltd.”)	Zhejiang, China, 2012	N/A*	Investment holding
Hailiang Mingxin	Zhejiang, China, 2017	N/A*	Educational consulting, after-school enrichment program
Hangzhou Hailiang	Zhejiang, China, 2018	N/A*	School management
Zhuji Youer	Zhejiang, China, 2017	N/A*	Technology
Zhuji Mingrui	Zhejiang, China, 2017	N/A*	Consulting
Zhuji Shangzhuo	Zhejiang, China, 2017	N/A*	Consulting
Zhuji Hongda	Zhejiang, China, 2017	N/A*	Trading
Foreign Language	Zhejiang, China, 1995	N/A*	K-12 educational services
Experimental High	Zhejiang, China, 2002	N/A*	K-12 educational services
Tianma Experimental	Zhejiang, China, 1995	N/A*	K-12 educational services
Hailiang Primary School	Zhejiang, China, 2016	N/A*	K-12 educational services
Hailiang Junior Middle School	Zhejiang, China, 2016	N/A*	K-12 educational services
Hailiang Senior Middle School	Zhejiang, China, 2016	N/A*	K-12 educational services
Hailiang High School of Art (previously named “Hailiang Art Middle School”)	Zhejiang, China, 2017	N/A*	K-12 educational services

* These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.